CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Condensed Consolidated Statements of Operations.
Revenues from contracts with customers		$ 328,455,588	$ 206,697,620	$ 172,350,699
Government grants			2,302	24,732
Initial recognition and changes in the fair value of biological assets at the point of harvest		6,388,030	2,826,255	716,741
Changes in the net realizable value of agricultural products after harvest		(42,523)
Total		334,801,095	209,526,177	173,092,172
Cost of sales		(208,364,095)	(118,641,803)	(93,575,588)
Research and development expenses.		(6,947,460)	(5,617,655)	(4,195,270)
Selling, general and administrative		(77,483,812)	(47,601,901)	(38,345,028)
Share of profit or loss of joint ventures and associates		1,144,418	997,429	2,477,193
Other income or expenses, net		(3,280,220)	(279,359)	(307,499)
Operating profit		39,869,926	38,382,888	39,145,980
Net financial cost		(25,806,296)	(27,852,340)	(32,702,642)
Profit before income tax		14,063,630	10,530,548	6,443,338
Income tax		(17,972,534)	(14,351,170)	(2,206,710)
(Loss) profit for the year		(3,908,904)	(3,820,622)	4,236,628
(Loss) profit for the year attributable to:
Equity holders of the parent		(7,199,618)	(6,870,163)	3,359,175
Non-controlling interests		3,290,714	3,049,541	877,453
(Loss) profit for the year		$ (3,908,904)	$ (3,820,622)	$ 4,236,628
(Loss) profit per share
Basic (loss) profit attributable to ordinary equity holders of the parent	[1]	$ (0.1702)	$ (0.1752)	$ 0.0930
Diluted (loss) profit attributable to ordinary equity holders of the parent		$ (0.1702)	$ (0.1752)	$ 0.0922
Weighted average number of shares
Basic	[1]	42,302,318	39,218,632	36,120,447
Diluted		42,302,318	39,218,632	36,416,988
(Loss) profit for the year		$ (3,908,904)	$ (3,820,622)	$ 4,236,628
Other comprehensive income (loss)		35,172,250	10,051,318	(9,682,116)
Items that may be subsequently reclassified to profit and loss		40,480,860	12,733,775	(13,603,205)
Foreign exchange differences on translation of foreign operations from joint ventures		7,845,756	2,657,567	(3,494,761)
Foreign exchange differences on translation of foreign operations		32,635,104	10,076,208	(10,108,444)
Items that will not be subsequently reclassified to loss and profit		(5,308,610)	(2,682,457)	3,921,089
Revaluation of property, plant and equipment, net of tax, of joint ventures and associates 1	[2]	(586,268)	(413,618)	521,406
Revaluation of property, plant and equipment, net of tax 2	[3]	(4,722,342)	(2,268,839)	3,399,683
Total comprehensive profit (loss)		31,263,346	6,230,696	(5,445,488)
Total comprehensive profit (loss) attributable to:
Equity holders of the parent		22,145,704	1,559,264	(5,222,572)
Non-controlling interests		9,117,642	4,671,432	(222,916)
Total comprehensive profit (loss)		$ 31,263,346	$ 6,230,696	$ (5,445,488)

[1]	For the years ended June 30, 2022 and 2021 diluted EPS was the same as basic EPS as the effect of potential ordinary shares would be antidilutive.
[2]	The tax effect of the revaluation of property, plant and equipment of joint ventures and associates was $315,683, ($222,717) and ($173,802) for the years ended June 30, 2022, 2021 and 2020, respectively.
[3]	The tax effect of the revaluation of property, plant and equipment was $2,837,650, ($1,389,643) and ($1,133,230) for the years ended June 30, 2022, 2021 and 2020, respectively.